FTVIP-1 SA1 01/13

SUPPLEMENT DATED JANUARY 1, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012 OF

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND

FRANKLIN GROWTH AND INCOME SECURITIES FUND

FRANKLIN HIGH INCOME SECURITIES FUND

FRANKLIN INCOME SECURITIES FUND

FRANKLIN STRATEGIC INCOME SECURITIES FUND

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND

MUTUAL GLOBAL DISCOVERY SECURITIES FUND

MUTUAL INTERNATIONAL SECURITIES FUND

MUTUAL SHARES SECURITIES FUND

TEMPLETON GLOBAL BOND SECURITIES FUND

(Series of Franklin Templeton Variable Insurance Products Trust)

The statement of additional information is amended as follows:

The fourth paragraph on page 23 under “Glossary of Investments, Techniques, Strategies and Their Risks - Derivative instruments” is replaced with the following paragraphs:

The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.  With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO.  In addition, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

As of January 1, 2013, the terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in futures, commodity options, swaps and non-deliverable foreign currency forwards (used for purposes other than bona fide hedging).  Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may need to adjust its investment strategies to limit its investments in these types of instruments. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this statement of additional information.

Please keep this supplement for future reference